Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Entity Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2021
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A